REVENUES (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE

The Company recognized the following amounts related to revenue:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
Concentrate revenues from contracts with customers	9,440	939	19,284	6,530
Provisional pricing adjustments on concentrate sales (1)	277	(252)	214	(778)
Revenues from toll milling services	-	-	-	496
Total revenues	9,717	687	19,498	6,248

(1)	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revisions for the three and six months ended June 30, 2020 are $204 and $1,258, respective debits to revenue.

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table sets out the disaggregation of revenue by metal and form of sale:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
Concentrate revenues:
Silver	6,083	401	12,682	3,350
Lead	1,429	137	2,737	1,100
Zinc	2,205	149	4,079	1,302
Revenues from toll milling services	-	-	-	496
Total revenues	9,717	687	19,498	6,248